POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2009 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Cleantech(TM) Portfolio

PowerShares DWA Technical Leaders(TM) Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line Timeliness(TM) Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective September 30, 2009, the shares of the PowerShares Listed Private Equity Portfolio are no longer offered through this Prospectus and all references to the PowerShares Listed Private Equity Portfolio are hereby deleted from this Prospectus.

Please Retain This Supplement For Future Reference.

P-PS-STK-4 9/30/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback Achievers(TM) Portfolio

PowerShares Cleantech(TM) Portfolio

PowerShares Dividend Achievers(TM) Portfolio

PowerShares DWA Technical Leaders(TM) Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend Achievers(TM) Portfolio

PowerShares International Dividend Achievers(TM) Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line Timeliness(TM) Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Effective September 30, 2009, all references to the PowerShares Listed Private Equity Portfolio are hereby deleted from this Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 9/30/09